Risk Management - Price Risk Sensitivity Analysis (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) item	Dec. 31, 2017 CLP ($) item	Dec. 31, 2017 CLP ($)
Price Risk Sensitivity Analysis
Number of scenarios examined, stress testing | item	4	4
Number of positive scenarios examined, stress testing | item	2	2
Number of negative scenarios examined, stress testing | item	2	2
POTENTIAL P&L IMPACT TRADING BOOK
Potential profit or loss impact on trading book due to interest rate			$ (759)
Potential profit or loss impact on trading book due to foreign exchange			(128)
Potential profit or loss impact on trading book due to options			222
Total amount of Potential profit or loss impact on trading book			(665)
Maximum potential loss impact on the trading book	$ 1,100,000		665
12-Months NRFF IMPACT ACCRUAL BOOK
Impact due to inter-banking yield curve (swap yield) shock		$ (151,983)
Impact due to spreads shock		28,742
Higher / (Lower) NRFF		(123,241)
POTENTIAL AVAILABLE FOR SALE PORTFOLIO OCI IMPACT
Impact due to interest rate changes		(14,948)
Foreign Exchange
POTENTIAL P&L IMPACT TRADING BOOK
Potential profit or loss impact on trading book due to interest rate			(482)
Domestic/offshore interest rate spread USD, EUR, JPY
POTENTIAL P&L IMPACT TRADING BOOK
Potential profit or loss impact on trading book due to interest rate			979
CLP
POTENTIAL P&L IMPACT TRADING BOOK
Potential profit or loss impact on trading book due to interest rate			(2,754)
POTENTIAL AVAILABLE FOR SALE PORTFOLIO OCI IMPACT
OCI impact due to DV01(+1 bp)	(228,868)
Impact due to interest rate changes		(5,009)
CLP | Derivatives
POTENTIAL P&L IMPACT TRADING BOOK
Potential profit or loss impact on trading book due to interest rate			(529)
CLP | Bonds / Debt instruments
POTENTIAL P&L IMPACT TRADING BOOK
Potential profit or loss impact on trading book due to interest rate			(2,225)
CLF
POTENTIAL P&L IMPACT TRADING BOOK
Potential profit or loss impact on trading book due to interest rate			1,498
POTENTIAL AVAILABLE FOR SALE PORTFOLIO OCI IMPACT
OCI impact due to DV01(+1 bp)	(117,362)
Impact due to interest rate changes		(6,740)
CLF | Derivatives
POTENTIAL P&L IMPACT TRADING BOOK
Potential profit or loss impact on trading book due to interest rate			(1,819)
CLF | Bonds / Debt instruments
POTENTIAL P&L IMPACT TRADING BOOK
Potential profit or loss impact on trading book due to interest rate			$ 3,317
USD
POTENTIAL AVAILABLE FOR SALE PORTFOLIO OCI IMPACT
OCI impact due to DV01(+1 bp)	$ (59,072)
Impact due to interest rate changes		$ (3,199)
3 months | Options Volatility
Adverse scenario market factors fluctuations
Percentage of reasonably possible increase (decrease) in risk assumption	(1.10%)	(1.10%)
3 months | CLP | Derivatives
Adverse scenario market factors fluctuations
Reasonably possible increase (decrease) in risk assumption (bps)	12	12
3 months | CLP | Bonds / Debt instruments
Adverse scenario market factors fluctuations
Reasonably possible increase (decrease) in risk assumption (bps)	22	22
3 months | CLF | Derivatives
Adverse scenario market factors fluctuations
Reasonably possible increase (decrease) in risk assumption (bps)	(465)	(465)
3 months | CLF | Bonds / Debt instruments
Adverse scenario market factors fluctuations
Reasonably possible increase (decrease) in risk assumption (bps)	(468)	(468)
3 months | USD | Foreign Exchange
Adverse scenario market factors fluctuations
Reasonably possible increase (decrease) in risk assumption (bps)	4	4
3 months | USD | Domestic/offshore interest rate spread USD, EUR, JPY
Adverse scenario market factors fluctuations
Reasonably possible increase (decrease) in risk assumption (bps)	(58)	(58)
6 months | Options Volatility
Adverse scenario market factors fluctuations
Percentage of reasonably possible increase (decrease) in risk assumption	(1.00%)	(1.00%)
6 months | CLP | Derivatives
Adverse scenario market factors fluctuations
Reasonably possible increase (decrease) in risk assumption (bps)	16	16
6 months | CLP | Bonds / Debt instruments
Adverse scenario market factors fluctuations
Reasonably possible increase (decrease) in risk assumption (bps)	21	21
6 months | CLF | Derivatives
Adverse scenario market factors fluctuations
Reasonably possible increase (decrease) in risk assumption (bps)	(226)	(226)
6 months | CLF | Bonds / Debt instruments
Adverse scenario market factors fluctuations
Reasonably possible increase (decrease) in risk assumption (bps)	(224)	(224)
6 months | USD | Foreign Exchange
Adverse scenario market factors fluctuations
Reasonably possible increase (decrease) in risk assumption (bps)	8	8
6 months | USD | Domestic/offshore interest rate spread USD, EUR, JPY
Adverse scenario market factors fluctuations
Reasonably possible increase (decrease) in risk assumption (bps)	(46)	(46)
9 months | Options Volatility
Adverse scenario market factors fluctuations
Percentage of reasonably possible increase (decrease) in risk assumption	(0.60%)	(0.60%)
9 months | CLP | Derivatives
Adverse scenario market factors fluctuations
Reasonably possible increase (decrease) in risk assumption (bps)	19	19
9 months | CLP | Bonds / Debt instruments
Adverse scenario market factors fluctuations
Reasonably possible increase (decrease) in risk assumption (bps)	21	21
9 months | CLF | Derivatives
Adverse scenario market factors fluctuations
Reasonably possible increase (decrease) in risk assumption (bps)	(146)	(146)
9 months | CLF | Bonds / Debt instruments
Adverse scenario market factors fluctuations
Reasonably possible increase (decrease) in risk assumption (bps)	(144)	(144)
9 months | USD | Foreign Exchange
Adverse scenario market factors fluctuations
Reasonably possible increase (decrease) in risk assumption (bps)	11	11
9 months | USD | Domestic/offshore interest rate spread USD, EUR, JPY
Adverse scenario market factors fluctuations
Reasonably possible increase (decrease) in risk assumption (bps)	(38)	(38)
1 year | Options Volatility
Adverse scenario market factors fluctuations
Percentage of reasonably possible increase (decrease) in risk assumption	(0.70%)	(0.70%)
1 year | CLP | Derivatives
Adverse scenario market factors fluctuations
Reasonably possible increase (decrease) in risk assumption (bps)	21	21
1 year | CLP | Bonds / Debt instruments
Adverse scenario market factors fluctuations
Reasonably possible increase (decrease) in risk assumption (bps)	22	22
1 year | CLF | Derivatives
Adverse scenario market factors fluctuations
Reasonably possible increase (decrease) in risk assumption (bps)	(139)	(139)
1 year | CLF | Bonds / Debt instruments
Adverse scenario market factors fluctuations
Reasonably possible increase (decrease) in risk assumption (bps)	(137)	(137)
1 year | USD | Foreign Exchange
Adverse scenario market factors fluctuations
Reasonably possible increase (decrease) in risk assumption (bps)	13	13
1 year | USD | Domestic/offshore interest rate spread USD, EUR, JPY
Adverse scenario market factors fluctuations
Reasonably possible increase (decrease) in risk assumption (bps)	(33)	(33)
2 years | Options Volatility
Adverse scenario market factors fluctuations
Percentage of reasonably possible increase (decrease) in risk assumption	(2.20%)	(2.20%)
2 years | CLP | Derivatives
Adverse scenario market factors fluctuations
Reasonably possible increase (decrease) in risk assumption (bps)	24	24
2 years | CLP | Bonds / Debt instruments
Adverse scenario market factors fluctuations
Reasonably possible increase (decrease) in risk assumption (bps)	22	22
2 years | CLF | Derivatives
Adverse scenario market factors fluctuations
Reasonably possible increase (decrease) in risk assumption (bps)	(52)	(52)
2 years | CLF | Bonds / Debt instruments
Adverse scenario market factors fluctuations
Reasonably possible increase (decrease) in risk assumption (bps)	(50)	(50)
2 years | USD | Foreign Exchange
Adverse scenario market factors fluctuations
Reasonably possible increase (decrease) in risk assumption (bps)	22	22
2 years | USD | Domestic/offshore interest rate spread USD, EUR, JPY
Adverse scenario market factors fluctuations
Reasonably possible increase (decrease) in risk assumption (bps)	(19)	(19)
4 years | CLP | Derivatives
Adverse scenario market factors fluctuations
Reasonably possible increase (decrease) in risk assumption (bps)	25	25
4 years | CLP | Bonds / Debt instruments
Adverse scenario market factors fluctuations
Reasonably possible increase (decrease) in risk assumption (bps)	19	19
4 years | CLF | Derivatives
Adverse scenario market factors fluctuations
Reasonably possible increase (decrease) in risk assumption (bps)	(36)	(36)
4 years | CLF | Bonds / Debt instruments
Adverse scenario market factors fluctuations
Reasonably possible increase (decrease) in risk assumption (bps)	(33)	(33)
4 years | USD | Foreign Exchange
Adverse scenario market factors fluctuations
Reasonably possible increase (decrease) in risk assumption (bps)	31	31
4 years | USD | Domestic/offshore interest rate spread USD, EUR, JPY
Adverse scenario market factors fluctuations
Reasonably possible increase (decrease) in risk assumption (bps)	(19)	(19)
6 years | CLP | Derivatives
Adverse scenario market factors fluctuations
Reasonably possible increase (decrease) in risk assumption (bps)	25	25
6 years | CLP | Bonds / Debt instruments
Adverse scenario market factors fluctuations
Reasonably possible increase (decrease) in risk assumption (bps)	19	19
6 years | CLF | Derivatives
Adverse scenario market factors fluctuations
Reasonably possible increase (decrease) in risk assumption (bps)	(31)	(31)
6 years | CLF | Bonds / Debt instruments
Adverse scenario market factors fluctuations
Reasonably possible increase (decrease) in risk assumption (bps)	(27)	(27)
6 years | USD | Foreign Exchange
Adverse scenario market factors fluctuations
Reasonably possible increase (decrease) in risk assumption (bps)	33	33
6 years | USD | Domestic/offshore interest rate spread USD, EUR, JPY
Adverse scenario market factors fluctuations
Reasonably possible increase (decrease) in risk assumption (bps)	(19)	(19)
10 years | CLP | Derivatives
Adverse scenario market factors fluctuations
Reasonably possible increase (decrease) in risk assumption (bps)	26	26
10 years | CLP | Bonds / Debt instruments
Adverse scenario market factors fluctuations
Reasonably possible increase (decrease) in risk assumption (bps)	19	19
10 years | CLF | Derivatives
Adverse scenario market factors fluctuations
Reasonably possible increase (decrease) in risk assumption (bps)	(19)	(19)
10 years | CLF | Bonds / Debt instruments
Adverse scenario market factors fluctuations
Reasonably possible increase (decrease) in risk assumption (bps)	(12)	(12)
10 years | USD | Foreign Exchange
Adverse scenario market factors fluctuations
Reasonably possible increase (decrease) in risk assumption (bps)	35	35
10 years | USD | Domestic/offshore interest rate spread USD, EUR, JPY
Adverse scenario market factors fluctuations
Reasonably possible increase (decrease) in risk assumption (bps)	(21)	(21)
16 years | CLP | Derivatives
Adverse scenario market factors fluctuations
Reasonably possible increase (decrease) in risk assumption (bps)	26	26
16 years | CLP | Bonds / Debt instruments
Adverse scenario market factors fluctuations
Reasonably possible increase (decrease) in risk assumption (bps)	19	19
16 years | CLF | Derivatives
Adverse scenario market factors fluctuations
Reasonably possible increase (decrease) in risk assumption (bps)	(20)	(20)
16 years | CLF | Bonds / Debt instruments
Adverse scenario market factors fluctuations
Reasonably possible increase (decrease) in risk assumption (bps)	(8)	(8)
16 years | USD | Foreign Exchange
Adverse scenario market factors fluctuations
Reasonably possible increase (decrease) in risk assumption (bps)	35	35
16 years | USD | Domestic/offshore interest rate spread USD, EUR, JPY
Adverse scenario market factors fluctuations
Reasonably possible increase (decrease) in risk assumption (bps)	(22)	(22)
20 years | CLP | Derivatives
Adverse scenario market factors fluctuations
Reasonably possible increase (decrease) in risk assumption (bps)	26	26
20 years | CLP | Bonds / Debt instruments
Adverse scenario market factors fluctuations
Reasonably possible increase (decrease) in risk assumption (bps)	19	19
20 years | CLF | Derivatives
Adverse scenario market factors fluctuations
Reasonably possible increase (decrease) in risk assumption (bps)	(21)	(21)
20 years | CLF | Bonds / Debt instruments
Adverse scenario market factors fluctuations
Reasonably possible increase (decrease) in risk assumption (bps)	(6)	(6)
20 years | USD | Foreign Exchange
Adverse scenario market factors fluctuations
Reasonably possible increase (decrease) in risk assumption (bps)	35	35
20 years | USD | Domestic/offshore interest rate spread USD, EUR, JPY
Adverse scenario market factors fluctuations
Reasonably possible increase (decrease) in risk assumption (bps)	(22)	(22)